Post-employment benefits	12 Months Ended
Mar. 31, 2023
Employee Benefits [Abstract]
Post-employment benefits	Post-employment benefits
The Group offers its employees’ pension plans and other post-employment benefit plans. The specific features of these plans (benefit formulas, fund investment policy and fund assets held) vary depending on the applicable laws and regulations in each country where the employees work. The employee benefits are accounted for in accordance with the IAS 19.
Commitments regarding retirement pension and family pension for employees in Switzerland are secured externally through a defined benefit plan and accounted for accordingly. For employees in Austria, Korea, Italy, Turkey, Spain, Japan, Slovakia and France, the commitment relates to a severance benefit paid at retirement as governed by local law.
For employees in Australia, the commitment relates to a long service leave plan, as governed by local law.

(EUR thousand)	As of March 31
	2023	2022
Balance sheet obligations for:
Pension benefits liability	3,327	4,190
Long service leave	468	487
Total Balance sheet obligations	3,795	4,677

(EUR thousand)	For the financial year ended March 31
	2023	2022	2021
Income statement (credit) / charge for:
Pension benefits	1,588	1,398	1,106
Long service leave	21	(46)	199
Total Income statement charge	1,609	1,352	1,305
Other comprehensive income:
Remeasurements of post employment benefit obligations	(1,435)	(3,826)	(52)
The table below reconciles the net obligation in respect of the Group’s pension plans and other post-employment benefit plans with the amounts recognized in the consolidated financial statements.

(EUR thousand)	For the financial year ended March 31
Changes in the present value of defined benefit obligation	2023	2022
Defined benefit obligation as of April 1	13,363	17,149
Current service cost	1,088	2,152
Interest expense	182	73
Contributions by employees	492	1,807
Gain from change in demographic assumptions	—	(350)
Gain from change in financial assumptions	(1,593)	(2,342)
Experience (gain)/loss	131	(1,102)
Past service cost and gain and loss on settlements	519	(373)
Benefits paid	(1,002)	(4,377)
Settlements	—	(219)
Exchange differences	225	945
Defined benefit obligation as of March 31	13,405	13,363

(EUR thousand)	For the financial year ended March 31
Changes in the fair value of plan assets	2023	2022
Opening balance fair value of plan assets	9,173	10,130
Interest income	108	24
Return/(loss) on plan assets (excluding amounts included in net interest costs)	(27)	32
Contributions by employer	687	620
Contributions by employees	492	1,807
Benefits paid	(673)	(4,174)
Exchange differences	318	734
Closing balance fair value of plan assets	10,078	9,173

(EUR thousand)	For the financial year ended March 31
Amounts recognized in the income statement	2023	2022	2021
Current service cost	1,088	2,152	721
Interest cost	74	49	71
Past service cost	519	(373)	—
Effect of any curtailments/settlements (+/-)	—	(219)	23
Unrealized FX impact	(93)	(211)	291
Total net periodic cost	1,588	1,398	1,106
The expected charge to the income statement relating to post-employment plans for the financial year ending March 31, 2024 amounts to EUR1.2 (EUR1.0 for the financial year ended March 31, 2023).
Actuarial valuations of the Group’s benefit obligations were computed by the Group with assistance from external actuaries as of March 31, 2023 and as of March 31, 2022. These calculations were based on the following financial and demographic assumptions:

(%)
As of March 31, 2023
	Austria	Switzerland	France	Italy	Korea	Turkey	Japan	Slovakia	Spain
Discount rate	3.50%	1.90%	3.50%	3.50%	4.70%	9.50%	0.80%	3.50%	3.50%
Inflation rate	—	1.25%	—	2.50%	—	—	—	—	—
Future salary increases	4.00%	1.50%	3.00%	—	3.00%	10.00%	3.50%	9.50%	2.50%
Future pension increases	—	—	—	—	—	—	—	—	—

(%)
As of March 31, 2022
	Austria	Switzerland	France	Italy	Korea	Turkey	Japan	Slovakia	Spain
Discount rate	1.10%	1.10%	1.20%	1.00%	2.80%	22.50%	0.30%	1.40%	1.10%
Inflation rate	—	1.00%	—	1.50%	—	—	—	—	—
Future salary increases	3.00%	1.50%	2.00%	—	2.00%	19.00%	3.00%	8.40%	—
Future pension increases	—	—	—	—	—	—	—	—	—
Assumptions regarding future mortality experience are set based on actuarial advice in accordance with published statistics and experience in each territory. Mortality assumptions for the Group´s most significant country, Switzerland, are based on the mortality table BVG 2020 GT as of financial years ended March 31, 2023 and 2022 for future and current retirees.

(Retirement age)
As of March 31, 2023
	Austria	Switzerland	France	Italy	Korea	Turkey	Japan	Slovakia	Spain
Retirement age:

- Male	62	65	Individual	67	60	Individual	65	Individual	67
- Female	62	64	Individual	67	60	Individual	65	Individual	67

(Retirement age)
As of March 31, 2022
	Austria	Switzerland	France	Italy	Korea	Turkey	Japan	Slovakia	Spain
Retirement age:
- Male	62	65	Individual	67	60	Individual	65	Individual	67
- Female	62	64	Individual	67	60	Individual	65	Individual	67

Maturity profile of the post-employment benefit plan	Austria	Switzerland	France	Italy	Korea	Turkey	Japan	Slovakia	Spain
Duration in years	10.52	15.94	14.19	8.86	11.16	13.94	7.72	22.66	10.83
Expected contributions as of March 31, 2023 in EUR thousands	—	682	—	—	—	—	—	—	—

Maturity profile of the post-employment benefit plan	Austria	Switzerland	France	Italy	Korea	Turkey	Japan	Slovakia	Spain
Duration in years	11.49	17.02	15.78	9.64	11.87	8.96	8.67	23.28	11.67
Expected contributions as of March 31, 2022 in EUR thousands	—	629	—	—	—	—	—	—	—
The table below shows the fair value of plan assets relating to the Group’s pension and other post-employment plans, split by asset category:

(EUR thousands)	As of March 31
	2023		2022
Plan assets are comprised as follows:	Value	%	Value	%
Equity instruments	3,578	35.5%	—	0.0%
Euroland bonds	3,182	31.6%	—	0.0%
Hold to maturity bonds	341	3.4%	—	0.0%
Property	2,290	22.7%	—	0.0%
Other assets	396	3.9%	—	0.0%
Alternative investments	291	2.9%	—	0.0%
Insurance contracts	—	0.0%	9,173	100%
Total	10,078	100%	9,173	100%
The pension plans in Switzerland are the only funded plans in the Group.

(EUR thousand)	As of March 31
Position of the post-employment benefit plan	2023	2022
Present value of defined benefit obligation	13,405	13,362
Fair value of plan assets	(10,078)	(9,172)
Deficit in the plan	3,327	4,190
Experience adjustments on defined benefit obligation	(131)	1,102
For the financial year ended March 31, 2023 the employer contributions to post-employment benefit plans amounted to EUR0.7 million (EUR0.6 million for the financial year ended March 31, 2022).
The tables below summarize the percentage change in the Net defined benefit obligation as of March 31, as a result of sensitizing each of the metrics (discount rate, salary growth rate, and actuarial basis (mortality)) on a country-level:

(%)
As of March 31, 2023
Sensitivity analysis	Austria	Switzerland	France	Italy	Korea	Turkey	Japan	Slovakia	Spain
Discount rate - decrease by 0.5%	+5.2%	+8.3%	+7.2%	+4.4%	+5.6%	+6.7%	+3.9%	+11.6%	+5.4%
Discount rate - increase by 0.5%	-4.9%	-7.3%	-6.6%	-4.1%	-5.1%	-6.1%	-3.7%	-10.3%	-5.1%
Salary growth rate - decrease by 0.5%	-4.9%	-0.4%	-6.6%	-4.0%	-5.1%	-6.0%	-3.6%	-9.8%	-5.1%
Salary growth rate - increase by 0.5%	+5.2%	+0.5%	+7.2%	+4.2%	+5.5%	+6.5%	+3.8%	+10.9%	+5.4%
Actuarial basis (mortality) (10.0)%	—	+0.9%	—	—	—	—	—	—	—
Actuarial basis (mortality) 10.0%	—	-1.0%	—	—	—	—	—	—	—

(%)
As of March 31, 2022
Sensitivity analysis	Austria	Switzerland	France	Italy	Korea	Turkey	Japan	Slovakia	Spain
Discount rate - decrease by 0.5%	+5.9%	+8.9%	+8.2%	+5.0%	+6.0%	+3.8%	+4.40	+12.20	+6.00
Discount rate - increase by 0.5%	-5.5%	-7.8%	-7.4%	-4.6%	-5.5%	-3.5%	-4.20	-10.80	-5.60
Salary growth rate - decrease by 0.5%	-5.4%	-0.9%	-7.4%	-4.4%	-5.5%	-3.6%	-4.10	-10.20	-5.60
Salary growth rate - increase by 0.5%	+5.7%	+0.9%	+8.1%	+4.7%	+5.9%	+3.8%	+4.30	+11.40	+6.00
Actuarial basis (mortality) (10.0)%	—	+1.1%	—	—	—	—	—	—	—
Actuarial basis (mortality) 10.0%	—	-1.1%	—	—	—	—	—	—	—
Risk exposure
Through its defined benefit pension plans and severance benefit plans, the group is exposed to a number of risks, the most significant of which are detailed below:
•Asset volatility: The plan liabilities are calculated using a discount rate set with reference to corporate bond yields; if plan assets underperform this yield, this will create a deficit.
•Changes in bond yields: A decrease in corporate bond yields will increase plan liabilities, although this will be partially offset by an increase in the value of the plans’ bond holdings.
•Inflation risks: Some of the group’s obligations are linked to salary inflation, and higher inflation will lead to higher liabilities. The majority of the plans’ assets are either unaffected by or loosely correlated with (equities) inflation, meaning that an increase in inflation will also increase the deficit.
Commitments regarding retirement pension and family pension for employees in Sweden are secured through an insurance policy with Alecta. This is a defined benefit plan that includes several employers. The pension plan according to the supplementary pensions for salaried employees, ITP (industrins tilläggspension) which is secured by insurance policies with Alecta, is reported as a defined contribution plan. Please note that the related liabilities and assets amounting to EUR2.4 million as of March 31, 2023 (EUR2.6 million as of March 31, 2022) are presented under “Other non-current financial liabilities” (Note 26) and “Other non-current receivables” (Note 16), respectively.